Long-term Debt - Annual Aggregate Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Aggregate maturities of long term debt
2016	$ 21,099
2017	7,967
2018	7,967
2019	7,967
2020	$ 7,967